The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 5,819	$ 5,804	$ 5,661
Operating profit	1,639	1,342	826
Net profit (loss) for the year	1,362	268	(245)
Non-controlling interest in net (loss)	46	15	(163)
Total assets (excluding goodwill)	17,253	13,737
Total liabilities	13,633	10,163
Non-controlling interests	(20)	(54)
Net cash from operating activities	1,734	1,603	1,223
Net cash from (used in) investing activities	(374)	(604)	(1,116)
Net cash from (used in) financing activities	(485)	(1,066)	(377)
Exchange impact on cash and cash equivalents, net	(14)	(8)	6
Net increase (decrease) in cash and cash equivalents	861	(76)	(264)
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,450	1,380	1,313
Total operating expenses	(493)	(496)	(501)
Operating profit	313	283	60
Net profit (loss) for the year	$ 92	30	(326)
Proportion of voting rights held by non-controlling interests	50.00%
Non-controlling interest in net (loss)	$ 46	15	(163)
Total assets (excluding goodwill)	2,649	2,089	2,470
Total liabilities	2,653	2,177	2,605
Net assets	(4)	(87)	(135)
Non-controlling interests	(21)	(55)	(85)
Dividends and advances paid to non-controlling interest	(2)	0	0
Net cash from operating activities	435	297	270
Net cash from (used in) investing activities	(226)	(175)	(214)
Net cash from (used in) financing activities	(124)	(119)	(54)
Exchange impact on cash and cash equivalents, net	6	(7)	2
Net increase (decrease) in cash and cash equivalents	91	(3)	5
Colombia | Before Consolidation Adjustments
Disclosure of subsidiaries [line items]
Non-controlling interests	(2)	(44)	(68)
Colombia | Consolidation adjustments
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (19)	$ (11)	$ (17)